Other current assets - Additional information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Other current assets
Inventory	¥ 55		$ 8
Impairment of inventory	46	$ 7
Receivables from individuals	¥ 47			¥ 46
Minimum
Other current assets
Interest rates	0.00%	0.00%
Maximum
Other current assets
Interest rates	5.50%	5.50%